Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	Estimated Useful Lives (Years)	June 30, 2020	December 31, 2019
Computer equipment and software	5	$33,774	$33,774
Office equipment and furniture	7	36,573	36,573
Leasehold Improvements	Shorter of the useful life or the lease term	56,631	56,631
Software	3	562,327	562,327
Property and equipment, gross		689,305	689,305
Less: Accumulated depreciation and amortization		(200,704)	(97,054)
Property and equipment, net		$488,601	$592,251

Property and equipment consisted of the following:

	Estimated Useful Lives	December 31, 2019	December 31, 2018
Computer equipment and software	5	$33,774	$6,445
Office equipment and furniture	7	36,573	9,257
Leasehold Improvements	Shorter of the useful life or the lease term	56,631	44,082
Software	3	562,327	-
Property and equipment, gross		689,305	59,785
Less: Accumulated depreciation and amortization		(97,054)	(2,580)
Property and equipment, net		$592,251	$57,205